pSivida Agreement - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended
	Mar. 31, 2008	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 27, 2010 Psivida	Apr. 01, 2010 Psivida	Mar. 31, 2008 Psivida	Sep. 30, 2012 Psivida	Sep. 30, 2010 Psivida	Dec. 31, 2011 Psivida	Mar. 31, 2008 Psivida Minimum	Mar. 31, 2008 March 2008 Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net profits derived from the sale of ILUVIEN to be shared	80.00%						20.00%
Payment to be made upon execution of the agreement							$ 12,000,000
Issue of promissory note							15,000,000
Loss of development payments, penalties and interest							6,800,000
Commercialization costs of the product							80.00%					50.00%
Additional milestone payment after the first product approved by the FDA							25,000,000
Promissory note, interest rate						20.00%	8.00%
Promissory note, payment term							The $15,000,000 promissory note accrued interest at 8% payable quarterly and was payable in full to pSivida upon the earlier of a liquidity event as defined in the note (including an initial public offering of the Company's common stock greater than $75,000,000), the occurrence of an event of default under the Company's agreement with pSivida or September 30, 2012.
Initial public offering, minimum number of shares that should be issued to trigger full payment of promissory note											75,000,000
Monthly principal payments						500,000
Payment of principal and interest of note payable				15,000,000	15,225,000
Gain on extinguishment debt				1,343,000					1,343,000
Minimum days to require to revert license in case of breaches of contract								30 days		30 days
Maximum days to require to revert license in case of breaches of contract								90 days		90 days
Period of bankruptcy petition proceedings remains undismissed								60 days		60 days
Recovery of commercialization costs		20.00%	20.00%
Commercialization costs owned		$ 4,924,000	$ 4,064,000	$ 2,224,000
Share of net profits	20.00%
Share of any lump sum milestone payments received from a sub-licensee of ILUVIEN	33.00%